Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

	December 31,
	2012	2011
	U.S. Dollars
Components	12,313	13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer
locations not yet sold	6,454	6,332

	25,425	26,309

Inventories are presented in:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Current assets	18,335	24,355
Long-term assets	7,090	1,954

	25,425	26,309